19. TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
Trade And Other Payables
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

As at December 31,	2017	2016
Trade payables	$2,659	$2,502
Other payables and accrued liabilities (a)	35,260	41,605
Trade and other payables	$37,919	$44,107

(a)	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.